Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	BNY Mellon Municipal Bond Funds, Inc.
Entity Central Index Key	0000075176
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 23, 2020
Document Effective Date	Dec. 31, 2020
Prospectus Date	Dec. 31, 2020
BNY Mellon Municipal Bond Fund | BNY Mellon Municipal Bond Fund
Prospectus:
Trading Symbol	DRTAX